Basis of Presentation - Additional Information (Detail)		1 Months Ended	2 Months Ended		3 Months Ended	12 Months Ended
	Dec. 24, 2021	May 10, 2021 Store	Jun. 30, 2021 Store	Jun. 11, 2021 Class	Jun. 30, 2021 Store	Mar. 26, 2022 USD ($)	Mar. 27, 2021 USD ($) Store	Mar. 28, 2020 USD ($)	Jul. 20, 2021 USD ($)	Apr. 12, 2021 USD ($)	Jul. 08, 2020 USD ($)
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum						$ 8,500,000
Net (loss) income from continuing operations							$ 5,800,000	$ (12,200,000)
Net cash (used in) provided by operating activities from continuing operations						18,600,000	(1,700,000)	(3,300,000)
Net Income Loss						1,300,000	$ 5,800,000	$ (12,800,000)
Percentage of e commerce network business temporarily closed due to government orders							55.00%
ONTARIO
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store			10
Toronto [Member]
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Class				1
Ottawa [Member]
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store					2
QUEBEC
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store		1
Canada Emergency Wage Subsidy Program [Member]
Organization And Description Of Business [Line Items]
Government grant recognized						500,000	$ 1,400,000
Canada Emergency Rent Subsidy Program [Member]
Organization And Description Of Business [Line Items]
Government grant recognized						500,000	$ 500,000
Maximum [Member]
Organization And Description Of Business [Line Items]
Number of stores | Store							29
Minimum [Member]
Organization And Description Of Business [Line Items]
Number of stores | Store							16
Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value											$ 10,000,000
Long term debt duration											6 years
Term Loan From Investment Quebec [Member] | Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt instrument, unused borrowing capacity, amount						8,800,000
Term Loan From Investment Quebec [Member] | New Ten Year Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value									$ 4,300,000
Other loans payable long term non current						0
Term Loan From Business Development Bank Of Cananda [Member] | Five Year Secured Term Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value										$ 400,000
Long term debt duration										5 years
Secured debt non current						400,000
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum						8,500,000
Line of credit facility minimum excess availability						$ 8,500,000
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity	2022-10
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity	2026-12
Term Loan Facility [Member] | SLR Credit Solutions [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity	2022-10
Term Loan Facility [Member] | SLR Credit Solutions [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity	2026-12